Exhibit 99.2

Ford Credit Auto Lease Trust 2022-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2023

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June, 30, 2023, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2023, leases with a total base residual value of $17,575,999.80 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2023. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2023
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2023-	June	$1,085,997,247.31
	July	$1,035,858,965.01	$20,369,860.40	9.15%	$37,694,784.09	3.96%
	August	$993,543,428.33	$19,665,672.40	8.83%	$30,334,687.58	3.19%
	September	$941,775,000.20	$18,760,711.74	8.43%	$40,378,668.93	4.25%
	October	$890,895,438.90	$17,853,468.75	8.02%	$40,013,051.91	4.21%
	November	$836,966,451.71	$16,885,955.75	7.58%	$43,652,568.50	4.59%
	December	$779,855,279.04	$15,838,008.67	7.11%	$47,482,683.07	4.99%
2024-	January	$729,092,807.30	$14,932,037.38	6.71%	$41,616,317.46	4.38%
	February	$679,057,705.75	$14,013,158.12	6.29%	$41,431,256.02	4.36%
	March	$624,836,733.25	$13,024,060.20	5.85%	$46,234,737.12	4.86%
	April	$561,780,555.35	$11,841,792.58	5.32%	$55,850,046.97	5.87%
	May	$502,827,235.10	$10,706,912.98	4.81%	$52,414,289.90	5.51%
	June	$450,853,673.32	$9,724,134.76	4.37%	$45,979,993.84	4.84%
	July	$401,227,751.44	$8,734,197.44	3.92%	$44,236,686.05	4.65%
	August	$346,720,042.65	$7,633,960.11	3.43%	$49,850,584.92	5.24%
	September	$276,554,469.90	$6,153,857.08	2.76%	$66,584,143.99	7.00%
	October	$215,833,542.58	$4,856,119.47	2.18%	$57,916,540.14	6.09%
	November	$153,055,822.64	$3,539,158.51	1.59%	$60,839,654.19	6.40%
	December	$96,049,169.93	$2,316,393.66	1.04%	$55,825,684.79	5.87%
2025-	January	$50,615,952.10	$1,330,228.53	0.60%	$44,815,574.15	4.71%
	February	$39,774,282.26	$1,062,382.74	0.48%	$10,154,831.80	1.07%
	March	$29,052,362.95	$791,365.92	0.36%	$10,225,686.30	1.08%
	April	$18,012,252.10	$529,479.27	0.24%	$10,726,199.77	1.13%
	May	$15,263,563.78	$457,004.60	0.21%	$2,425,325.20	0.26%
	June	$13,784,628.14	$416,335.76	0.19%	$1,175,854.00	0.12%
	July	$12,162,328.81	$373,606.84	0.17%	$1,350,976.40	0.14%
	August	$10,271,402.20	$323,327.36	0.15%	$1,657,850.10	0.17%
	September	$7,524,361.79	$242,669.09	0.11%	$2,580,596.30	0.27%
	October	$4,656,983.39	$152,211.83	0.07%	$2,771,016.55	0.29%
	November	$2,670,000.11	$90,318.77	0.04%	$1,931,246.75	0.20%
	December	$772,486.03	$28,887.54	0.01%	$1,888,470.50	0.20%
2026-	January	$13,553.48	$543.88	0.00%	$764,146.00	0.08%
	February	$0.00	$0.00	0.00%	$13,654.00	0.00%

Total			$222,647,822.13	100.00%	$950,817,807.29	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,173,465,629.42

Ford Credit Auto Lease Trust 2022-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2023	Car	10	7.25%	$8,923	26.15%	64.83%
	CUV	99	11.29%	$9,025	20.34%	44.33%
	SUV	16	16.16%	$19,042	23.68%	53.59%
	TRUCK	2	1.05%	$11,422	21.69%	41.95%

	Total/Average	127	9.74%	$10,317	21.39%	47.19%

MAY 2023	Car	17	7.05%	$10,055	21.46%	55.24%
	CUV	146	11.96%	$8,578	19.11%	40.48%
	SUV	21	12.96%	$16,409	20.78%	48.96%
	Truck	16	7.17%	$11,336	19.55%	40.08%

	Total/Average	200	10.83%	$9,747	19.61%	42.75%

JUNE 2023	Car	26	8.85%	$9,321	21.15%	42.79%
	CUV	213	16.00%	$7,436	16.73%	35.87%
	SUV	28	18.30%	$13,550	16.26%	37.98%
	Truck	22	8.84%	$6,405	12.30%	22.70%

	Total/Average	289	14.47%	$8,119	16.65%	36.13%